MRBs (Summary of Balances of Changes in Net MRB (Assets) Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Line Items]
Balance as of beginning-of-year	$ 2,511
Balance as of ending-of-year	(729)	$ 2,511
Variable Annuities [Member]
Market Risk Benefit [Line Items]
Balance as of beginning-of-year	2,398	5,207
Balance as of beginning-of-year, before the effect of changes in non-performance risk	4,823	8,799
Issuances	12	29
Attributed fees collected	1,571	1,667
Benefit payments	(63)	(24)
Effect of changes in interest rates	(9,346)	(2,935)
Effect of changes in equity markets	4,293	(2,837)
Effect of changes in equity index volatility	(225)	(6)
In-force updates and other changes in MRBs	661	(134)
Actual policyholder behavior different from expected behavior	(158)	293
Effect of changes in future expected assumptions	(57)	(29)
Balance as of end-of-year, before the effect of changes in non-performance risk	1,511	4,823
Effect of changes in non-performance risk	(2,173)	(2,425)
Balance as of ending-of-year	(662)	2,398
Less: ceded MRB assets (liabilities)	(193)	78
Balance as of end-of-year, net of reinsurance	$ (469)	$ 2,320
Weighted-average age of policyholder (years)	71 years	71 years
Net amount at risk	$ 7,974	$ 906
Fixed Annuity [Member]
Market Risk Benefit [Line Items]
Balance as of beginning-of-year	114	118
Balance as of beginning-of-year, before the effect of changes in non-performance risk	158	170
Attributed fees collected	32	32
Effect of changes in interest rates	(232)	(57)
Effect of changes in equity markets	12	(5)
Effect of changes in equity index volatility	14	(2)
In-force updates and other changes in MRBs	10	8
Actual policyholder behavior different from expected behavior	1	12
Balance as of end-of-year, before the effect of changes in non-performance risk	(5)	158
Effect of changes in non-performance risk	(40)	(44)
Balance as of ending-of-year	(45)	114
Balance as of end-of-year, net of reinsurance	$ (45)	$ 114
Weighted-average age of policyholder (years)	68 years	67 years
Net amount at risk	$ 171	$ 122
Retirement Plan Services Segment [Member]
Market Risk Benefit [Line Items]
Balance as of beginning-of-year	(1)	9
Balance as of beginning-of-year, before the effect of changes in non-performance risk	12	21
Issuances		1
Issuances	(3)
Attributed fees collected	6	5
Effect of changes in interest rates	(55)	(8)
Effect of changes in equity markets	18	(12)
Effect of changes in equity index volatility	(1)	(1)
In-force updates and other changes in MRBs	3	5
Actual policyholder behavior different from expected behavior		1
Balance as of end-of-year, before the effect of changes in non-performance risk	(20)	12
Effect of changes in non-performance risk	(2)	(13)
Balance as of ending-of-year	(22)	(1)
Balance as of end-of-year, net of reinsurance	$ (22)	$ (1)
Weighted-average age of policyholder (years)	63 years	62 years
Net amount at risk	$ 15	$ 3